Statement of directors' approval	6 Months Ended
Jun. 30, 2026
Statement of directors' approval
Statement of directors' approval	2. Statement of directors’ approval The unaudited consolidated interim financial statements were approved for issue by the board of directors of AMPSA (the “Board”) on July 21, 2026.